Stock-Based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation	STOCK-BASED COMPENSATION
Stock-Based Compensation for Key Employees
We have stock-based awards outstanding in the form of performance units, restricted units and stock options. In December 2019, Washington Gas adopted a new Long-Term Incentive Plan which will be used for future grants. In addition, certain executives of Washington Gas may be awarded stock options under the AltaGas Share Option Plan.
Prior awards were granted under the WGL shareholder-approved Omnibus Plan, which included grants made in shares of WGL stock. Effective upon the Merger with AltaGas, WGL no longer has common stock outstanding and no new awards will be issued in WGL stock.
Description of Current Awards
Washington Gas has stock-based awards outstanding in the form of ALA performance units, performance units and restricted units. ALA performance units and performance units have a three-year vesting period, are settled in cash and are accounted for as liability awards. Restricted units have annual vesting over the three-year period, are settled in cash and are accounted for as deferred compensation under ASC 710.
ALA Performance Units
ALA performance units earned pursuant to terms of the grant are paid in cash and are valued at an average ALA stock price per performance unit at vesting.
The ALA performance units vest from zero to 200 percent of the target award based on AltaGas' total shareholder return relative to a selected peer group of companies, which is a market condition under ASC Topic 718 and AltaGas' three-year adjusted funds from operation compounded growth per share during the performance period, which is a performance condition under ASC Topic 718.
The ALA performance units are accounted for as liability awards under ASC 718 as they only settle in cash; therefore, we measure and record compensation expense for these awards based on their fair value at the end of each period until their vesting date. The percentage of the fair value that is accrued as compensation expense at the end of each period equals the percentage of the requisite service that has been rendered at that date. Consequently, fluctuations in earnings may result.
Performance Units
Performance units earned pursuant to terms of the grant are paid in cash and are valued at $1.00 per performance unit.
A portion of the performance units vest from zero to 200 percent of the target award based on our return on equity ratio achieved during the performance period, which is a performance condition under ASC Topic 718 (ROE Award). The resulting payout is also adjusted from 80 to 120 percent by a modifier based on AltaGas' total shareholder return relative to a selected peer group of companies (TSR Modifier), which is a market condition under ASC Topic 718.
A portion of the performance units vest from zero to 200 percent of the target award based on our three-year adjusted funds from operation compounded growth during the performance period, which is a performance condition under ASC Topic 718 (AFFO Award). The resulting payout is also adjusted by a TSR Modifier.
Our performance units are accounted for as liability awards under ASC 718 as they only settle in cash; therefore, we measure and record compensation expense for these awards based on their fair value at the end of each period until their vesting date. The percentage of the fair value that is accrued as compensation expense at the end of each period equals the percentage of the requisite service that has been rendered at that date. Consequently, fluctuations in earnings may result.
Restricted Units
Restricted units earned pursuant to terms of the grant are paid in cash at the end of each year and are valued at $1.00 per restricted unit.
One third of the restricted units vest at the end of each year in the three-year period if AltaGas pays a dividend during that period.
Our restricted units are accounted for under ASC 710 as they only settle in cash and do not have a market condition; therefore, we measure and record compensation expense for these awards based on the probable payment at the end of each period. The percentage of the probable payment that is accrued as compensation expense at the end of each period equals the percentage of the requisite service that has been rendered at that date.
The following tables summarize information regarding performance unit and restricted unit activity during the calendar year ended December 31, 2019.

Current Award Activity
	Calendar Year Ended December 31, 2019
	Number of ALA Performance Units	Number of Performance Units	Number of Restricted Units
Non-vested and outstanding, beginning of the year	—	5,934,828	2,253,585
Granted	27,707	—	—
Settled	—	—	—
Vested	—	—	(620,382)
Canceled/forfeited	—	(2,376,117)	(692,789)
Non-vested and outstanding, end of year	27,707	3,558,711	940,414
For the calendar year ended December 31, 2019, we recognized $1.6 million compensation expense related to the performance units and restricted units. As of December 31, 2019, total unrecognized compensation expense related to the performance unit and restricted unit awards is $1.9 million, which will be recognized over a period of 1.75 years. As of December 31, 2019, we recorded a deferred liability of $1.8 million related to the grants in “Deferred Credits-other” and a current liability of $0.2 million in "Accounts payable and other accrued liabilities-other". As of December 31, 2019, total unrecognized compensation expense related to the ALA performance unit award is $0.5 million.
For the calendar year ended December 31, 2019, we paid $0.6 million in cash to settle restricted unit awards.
Stock Options
At December 16, 2019, 143,561 stock options were granted. One third of the options vest at the end of each year in the three-year vesting period, and expire after six years. The option strike price was $18.78 Canadian Dollars.
Description of Prior Awards
Prior to the Merger with AltaGas, Washington Gas had stock-based awards outstanding in the form of performance shares and performance units. All stock-based awards outstanding had a three-year vesting period. Performance shares were accounted for as equity awards, and performance units were accounted for as liability awards as they were settled in cash. Both awards were subject to certain market or performance conditions and provided for accelerated vesting upon a change in control of WGL under certain circumstances. Upon the Merger with AltaGas, the awards granted in fiscal years 2017 and 2016 were accelerated and became fully vested. The awards granted in fiscal year 2018 were converted to a fixed cash amount and still require vesting over the three-year period. See the "Modification Event" section below for a more detailed discussion of the impact.
For the fiscal year ended September 30, 2018, we recognized $15.8 million compensation expense, of which $7.7 million related to the modification event described below. A $4.9 million income tax benefit was related to the compensation expense.
For the fiscal year ended September 30, 2017, we recognized stock-based compensation expense of $12.2 million and related income tax benefits of $6.1 million.
Performance Shares
For performance shares granted in fiscal years 2017 and 2016, half of the performance shares vested from zero to 200 percent of the target award based on WGL's total shareholder return relative to a selected peer group of companies (TSR Award). The remaining half of the performance shares granted vested if our non-GAAP operating earnings per share on a diluted basis exceed dividends paid per share of common stock during the performance period (Dividend Coverage Award).
For performance shares granted in fiscal year 2018, half of the performance shares were ROE Awards. The remaining half of the performance shares granted in fiscal year 2018 were Dividend Coverage Awards.
The total intrinsic value of performance shares vested during the year ended September 30, 2018 and 2017 was $16.7 million and $9.9 million, respectively.
Performance Units
Performance units earned pursuant to terms of the grant were paid in cash and valued at $1.00 per performance unit.
For performance units granted in fiscal years 2017 and 2016, half of the performance units were TSR Awards and half were ROE Awards. All the performance units granted in fiscal year 2018 were ROE Awards.
During the fiscal year ended September 30, 2017, we paid $6.7 million in cash to settle performance unit awards. During the fiscal year ended September 30, 2018, we paid an additional $8.5 million in cash to settle performance unit awards that vested before the Merger.
Modification Event
Upon the Merger with AltaGas, the vesting for the stock-based awards granted in fiscal years 2017 and 2016 was accelerated and the awards were paid in cash, with no additional service required. All performance shares were converted into cash at a value of $88.25 per share. All performance units remained at a value of $1.00 per unit. The TSR Awards were paid at the greater of actual total shareholder return performance or the target award value. The ROE Awards and Dividend Coverage Awards were paid at the target award value. Any dividend equivalents for the performance share awards were also paid in cash. During the fiscal year ended September 30, 2018, we paid $30.0 million in cash to settle the fiscal year 2017 and 2016 awards that were accelerated.
The stock-based awards granted in fiscal year 2018 were converted to a fixed cash amount at the target award level, and still require vesting in accordance with the original three-year period, except for certain employees who may have a change in control event and accelerate vesting. All performance shares were converted into cash at a value of $88.25 per share. All performance units remained at a value of $1.00 per unit. These awards are accounted for under ASC Topic 710 for the remaining service period.
For the calendar year ended December 31, 2019 and the three months ended December 31, 2018, we recognized compensation expense of $2.0 million and $1.0 million, respectively, for the fiscal year 2018 grant. As of December 31, 2019 and 2018, the total unrecognized compensation expense related to these awards was $0.7 million and $2.7 million, respectively, which will be recognized ratably through September 30, 2020, adjusted for forfeitures or accelerated vesting as a result of a change in control event. At December 31, 2018, we recorded a deferred liability of $3.7 million related to the grant in “Deferred Credits-other” and a current liability of $2.9 million in "Accounts payable and other accrued liabilities-other". At December 31, 2019, there was no deferred liability related to the grant, and a current liability of $4.3 million "Accounts payable and other accrued liabilities-other".
Stock Grants to Directors
Prior to the Merger with AltaGas, non-employee directors received a portion of their annual retainer fee in the form of WGL common stock through the Directors’ Stock Compensation Plan. Up to 270,000 shares of common stock were available under the plan. Shares granted to directors were approximately 9,000 and 10,000 for the fiscal years ended September 30, 2018 and 2017, respectively. For those years, the weighted average fair value of the stock on the grant dates was $85.84 and $76.28, respectively. Shares awarded to the participants; (i) vest immediately and cannot be forfeited; (ii) may be sold or transferred (subject to WGL's stock ownership guidelines) and (iii) have voting and dividend rights. For each of the fiscal years ended September 30, 2018 and 2017, WGL recognized stock-based compensation expense related to stock grants of $0.8 million. No new common stock awards will be granted to directors.